UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Highmount Capital, LLC
Address:  12 East 49th Street
          New York, NY 10017

Form 13F File Number:  028-13376

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Maarten R. van Hengel
Title:    Partner
Phone:    646-274-7460

Signature, Place, and Date of Signing:

  /s/ Maarten R. van Hengel            New York NY            May 14, 2012
  -------------------------            -----------            ------------
         [Signature]                  [City, State]              [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number    Name
--------------------    ----
028-01488               Delphi
025-05358               Lateef
028-11741               Westend
025-04207               Driehaus
028-02028               Cramer Rosenthal
028-01203               CS Mckee
028-03691               D.F. Dent
028-13573               Neuberger Berman Group LLC

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          107
                                         -----------

Form 13F Information Table Value Total:  $   276,385
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

          COLUMN 1                COLUMN 2       COLUMN 3  COLUMN 4       COLUMN 5   COLUMN 6  COLUMN 7          COLUMN 8
-----------------------------  ---------------- --------- -------- ----------------- -------- ----------- ------------------------
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- -------- ----------- -------- -------- ------
3M COMPANY                     COM              88579Y101      658     7381 SH       Sole                     7381
ABBOTT LABS                    COM              002824100      410     6688 SH       Sole                     6688
AMERICAN CAMPUS COMMUNITIES    COM              024835100      228     5105 SH       Sole                     5105
AMERICAN EXPRESS CO            COM              025816109     1716    29650 SH       Sole                    29650
AMGEN                          COM              031162100      517     7600 SH       Sole                     7600
ANADARKO PETE CORP             COM              032511107     1013    12925 SH       Sole                    12925
APACHE CORPORATION             COM              037411105      596     5933 SH       Sole                     5933
APPLE COMPUTER INC             COM              037833100     4500     7505 SH       Sole                     7505
AT&T INC                       COM              00206R102     1346    43105 SH       Sole                    43105
AUTOMATIC DATA PROCESSING      COM              053015103      752    13617 SH       Sole                    13617
BANK OF NEW YORK MELLON CORP   COM              064058100     1431    59315 SH       Sole                    59315
BENIHANA INC                   COM              082047101      440    33712 SH       Sole                    33712
BFC FINANCIAL CORP             COM              055384200       20    35212 SH       Sole                    35212
BOEING CO                      COM              097023105      305     4100 SH       Sole                     4100
BRISTOL-MYERS SQUIBB CORP      COM              110122108     2668    79065 SH       Sole                    79065
CAMDEN NATIONAL CORP           COM              133034108      320     9117 SH       Sole                     9117
CAMDEN PROPERTY TRUST          COM              133131102      259     3935 SH       Sole                     3935
CANTEL MEDICAL CORP            COM              138098108      789    31438 SH       Sole                    31438
CAPITAL SOUTHWEST CORP         COM              140501107      346     3662 SH       Sole                     3662
CELGENE CORP                   COM              151020104      372     4800 SH       Sole                     4800
CHEVRON CORPORATION            COM              166764100      448     4179 SH       Sole                     4179
CISCO SYSTEMS                  COM              17275R102     2508   118590 SH       Sole                   118590
COCA-COLA                      COM              191216100     2562    34615 SH       Sole                    34615
COGNIZANT TECH SOLUTIONS       COM              192446102     1384    17990 SH       Sole                    17990
COLGATE PALMOLIVE CO           COM              194162103      917     9378 SH       Sole                     9378
COMMERCE BANCSHARES INC.       COM              200525103     1797    44355 SH       Sole                    44355
CONOCO PHILLIPS                COM              20825C104     1525    20060 SH       Sole                    20060
CVS CAREMARK CORP              COM              126650100     2181    48680 SH       Sole                    48680
DOMINION RESOURCES INC. NEW    COM              25746U109     1986    38775 SH       Sole                    38775
DU PONT ( E. I. ) DE NEMOURS & COM              263534109     1337    25270 SH       Sole                    25270
E M C CORP                     COM              268648102     2227    74515 SH       Sole                    74515
EMERSON ELECTRIC CO            COM              291011104     2881    55222 SH       Sole                    55222
ESSEX PROPERTY TRUST INC       COM              297178105      261     1725 SH       Sole                     1725
EXPRESS SCRIPTS HOLDING CO     COM              30219G108      224     4140 SH       Sole                     4140
EXXON MOBIL CORP               COM              30231G102     6208    71581 SH       Sole                    71581
FAMILY DOLLAR STORES, INC.     COM              307000109     1088    17195 SH       Sole                    17195
FEDERAL REALTY INV TR          COM              313747206      462     4777 SH       Sole                     4777
FLUOR                          COM              343412102     1065    17745 SH       Sole                    17745
FREEPORT-MCMORAN COPPER & GOLD COM              35671D857      928    24390 SH       Sole                    24390
GENERAL ELECTRIC CO            COM              369604103      871    43400 SH       Sole                    43400
GOLDMAN SACHS GROUP INC        COM              38141G104      535     4301 SH       Sole                     4301
GOLUB CAPITAL BDC INC          COM              38173m102      493    32310 SH       Sole                    32310
GOOGLE INC CL A                COM              38259P508     2019     3149 SH       Sole                     3149
H J HEINZ CO                   COM              423074103      818    15270 SH       Sole                    15270
HOME DEPOT                     COM              437076102     3129    62202 SH       Sole                    62202
HONEYWELL INTL                 COM              438516106      247     4042 SH       Sole                     4042
ILLINOIS TOOL WORKS INC.       COM              452308109      793    13880 SH       Sole                    13880
INDEXIQ GLOBAL AGRIBUSINESS SM COM              45409B834      310    12175 SH       Sole                    12175
INTERNATIONAL BUSINESS MACHINE COM              459200101     1621     7768 SH       Sole                     7768
ISHARES DJ SELECT DIVIDEND IND COM              464287168      829    14810 SH       Sole                    14810
ISHARES KLD 400 SOCIAL INDEX   COM              464288570      208     4000 SH       Sole                     4000
ISHARES MSCI ALL COUNTRY ASIA  COM              464288182    14536   257545 SH       Sole                   257545
ISHARES MSCI CANADA INDEX      COM              464286509    13223   466573 SH       Sole                   466573
ISHARES MSCI EMERGING MKT      COM              464287234      664    15461 SH       Sole                    15461
ISHARES MSCI SWITZERLAND INDEX COM              464286749      460    18370 SH       Sole                    18370
ISHARES RUSSELL 1000 GROWTH    COM              464287614      937    14185 SH       Sole                    14185
ISHARES RUSSELL 3000 INDEX     COM              464287689    15489   185991 SH       Sole                   185991
ISHARES S&P 500 INDEX          COM              464287200     1879    13305 SH       Sole                    13305
ISHARES S&P MIDCAP 400         COM              464287507     1671    16845 SH       Sole                    16845
ISHARES S&P SMALLCAP 600 INDEX COM              464287804     1310    17166 SH       Sole                    17166
JOHNSON & JOHNSON              COM              478160104     3604    54634 SH       Sole                    54634
JP MORGAN CHASE & CO           COM              46625H100     3094    67298 SH       Sole                    67298
KAYNE ANDERSON MLP             COM              486606106    12251   393305 SH       Sole                   393305
KIMBERLY-CLARK                 COM              494368103     1030    13945 SH       Sole                    13945
LOCKHEED MARTIN CORPORATION    COM              539830109      253     2820 SH       Sole                     2820
MARKET VECTORS - AGRIBUSINESS  COM              57060U605     9635   182380 SH       Sole                   182380
MARKET VECTORS GOLD MINERS ETF COM              57060U100    12566   253647 SH       Sole                   253647
MERCK & CO                     COM              58933Y105      644    16782 SH       Sole                    16782
METLIFE INC                    COM              59156R108     1794    48040 SH       Sole                    48040
MICHAEL KORS HOLDINGS LTD      COM              G60754101      907    19460 SH       Sole                    19460
MICROSOFT CORP                 COM              594918104     3079    95463 SH       Sole                    95463
MONSANTO CO NEW                COM              61166W101     2606    32675 SH       Sole                    32675
NEWMONT MINING CORP            COM              651639106      351     6840 SH       Sole                     6840
NIKE INC                       COM              654106103     1714    15810 SH       Sole                    15810
OCCIDENTAL PETROLEUM CORP      COM              674599105     1110    11659 SH       Sole                    11659
ORACLE CORPORATION             COM              68389X105     2119    72679 SH       Sole                    72679
PARKER HANNIFIN CORP           COM              701094104     1261    14919 SH       Sole                    14919
PAYCHEX                        COM              704326107     2171    70060 SH       Sole                    70060
PEABODY ENERGY CORP            COM              704549104      846    29213 SH       Sole                    29213
PEPSICO INC                    COM              713448108     3006    45310 SH       Sole                    45310
PFIZER INC                     COM              717081103     3073   135709 SH       Sole                   135709
POWERSHARES CLEANTECH PORTFOLI COM              73935X278      498    20850 SH       Sole                    20850
POWERSHARES GLOBAL CLEAN ENERG COM              73936T615      272    30300 SH       Sole                    30300
POWERSHARES WATER RESOURCES    COM              73935X575     8602   448015 SH       Sole                   448015
POWERSHARES WILDERHILL CLEAN E COM              73935x500      267    48000 SH       Sole                    48000
PROCTER & GAMBLE CO            COM              742718109     3664    54514 SH       Sole                    54514
QUALCOMM INC.                  COM              747525103     2148    31554 SH       Sole                    31554
SCHLUMBERGER                   COM              806857108     2454    35087 SH       Sole                    35087
SPDR S&P 500 ETF TRUST         COM              78462f103    11884    84395 SH       Sole                    84395
SPDR S&P MIDCAP 400 ETF TRUST  COM              78467Y107     7500    41505 SH       Sole                    41505
TARGET                         COM              87612E106      472     8100 SH       Sole                     8100
THE TRAVELERS COMPANIES INC    COM              89417E109      225     3795 SH       Sole                     3795
TORTOISE ENERGY INFRASTRUCTURE COM              89147L100    19671   477224 SH       Sole                   477224
TRIANGLE CAPITAL CORP          COM              895848109      320    16225 SH       Sole                    16225
UNITED PARCEL SVC INC CL B     COM              911312106      408     5055 SH       Sole                     5055
UNITED TECHNOLOGIES CORP       COM              913017109     2628    31686 SH       Sole                    31686
US BANCORP                     COM              902973304      578    18250 SH       Sole                    18250
VANGUARD MSCI EAFE ETF         COM              921943858      344    10100 SH       Sole                    10100
VANGUARD MSCI EMERGING MARKETS COM              922042858    11021   253525 SH       Sole                   253525
VANGUARD TOTL SM ETF           COM              922908769     3235    44775 SH       Sole                    44775
VERIZON COMMUNICATIONS         COM              92343V104      235     6151 SH       Sole                     6151
WAL MART STORES                COM              931142103     2639    43128 SH       Sole                    43128
WALGREEN                       COM              931422109      457    13645 SH       Sole                    13645
WINDSTREAM CORPORATION         COM              97381W104      623    53185 SH       Sole                    53185
WISDOMTREE EMERGING MKTS EQ IN COM              97717w315    15840   274950 SH       Sole                   274950
XENITH CORP                    COM              98410X105      369    87000 SH       Sole                    87000
XEROX CORP                     COM              984121103      200    24805 SH       Sole                    24805